Schedule of loss before income taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	$ (852,416)	$ (1,205,970)
Income Tax Jurisdiction, Foreign [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	(488,642)	(1,260,645)
SINGAPORE
Effective Income Tax Rate Reconciliation [Line Items]
Total loss before income taxes	$ (363,774)	$ 54,675